Real Estate Acquisitions and Dispositions (Details) (USD $)	9 Months Ended	0 Months Ended			0 Months Ended				0 Months Ended
	Sep. 30, 2014	Jan. 10, 2014 SPG property	May 28, 2014 SPG property	Dec. 31, 2013 SPG property	Jan. 10, 2014 SPG Subsequent Events property	Dec. 31, 2011 SPG Dissolved Joint Venture Partnership property	Dec. 31, 2011 SPG Dissolved Joint Venture Partnership Maximum	Mar. 22, 2012 SPG Concord Mills Marketplace	Mar. 22, 2012 SPG Concord Mills Marketplace Maximum	Jan. 10, 2014 Consolidated properties SPG property	Jan. 10, 2014 Consolidated properties SPG Subsequent Events property	Feb. 28, 2014 Unconsolidated properties SPG	Feb. 21, 2013 Unconsolidated properties SPG property
Real estate properties
Number of properties in which controlling interest acquired		3			3	12				2	2		3
Consideration paid	$ 184,721,000	$ 4,600,000			$ 4,600,000
Gain (loss) recognized on disposition of the properties.												200,000	14,200,000
Ownership interest (as a percent)								100.00%
Estimated life of investment property							35 years		35 years
Summary of final purchase price allocation to the amounts of assets acquired and liabilities assumed as a result of the acquisition
Investment properties	413,548,000					356,927,000		29,978,000
Tenant Receivables and accrued revenue, net						4,529,000		36,000
Deferred costs and other assets (including intangibles)						53,594,000		784,000
Total Assets						415,050,000		30,798,000
Mortgages and other indebtedness, including premiums	206,473,000					284,727,000		12,981,000
Accounts payable, accrued expenses, intangibles and other						21,619,000		1,473,000
Other Liabilities						853,000
Total Liabilities						$ 307,199,000		$ 14,454,000
Joint venture ownership percentage						50.00%
Ownership interest after acquisition (as a percent)						100.00%
Number of consolidated properties received in distribution						6
Number of consolidated properties received in distribution			98	98		5